Fair Value of Financial Instruments - Changes in Fair Value (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 0	$ 1,257
Additions	0	1,257	(22,177)
Changes in fair value	0	0	8,262
Settlements	0	0	(11,598)
Ending balance	0	1,257	20,098
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0	1,257
Additions	0	1,257	(450)
Changes in fair value	0	0	10,891
Settlements	0	0	(11,598)
Ending balance	0	1,257	1,000
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	0	0
Additions	0	0	(21,727)
Changes in fair value	0	0	(2,629)
Settlements	0	0	0
Ending balance	$ 0	$ 0	$ 19,098